Annual Total Returns - BlackRock LifePath Dynamic 2040 Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2040 Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.38%)
Annual Return 2012	14.73%
Annual Return 2013	16.92%
Annual Return 2014	5.48%
Annual Return 2015	(2.29%)
Annual Return 2016	7.97%
Annual Return 2017	21.44%
Annual Return 2018	(7.49%)
Annual Return 2019	25.72%
Annual Return 2020	13.98%